Debt, Derivatives and Royalty certificates liabilities - Royalty Certificates liabilities (Details) - EUR (€) € in Thousands		12 Months Ended
	Jul. 18, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 59,860
Financial liabilities, at fair value		€ 363,055	€ 248,272	€ 92,594
Royalty Certificate | Discount rate
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities		0.14
2023 Royalty Certificates
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 5,100
Borrowings		€ 13,100	8,100		€ 5,100
Royalty certificates, effective interest rate		31.90%
Financial liabilities, at fair value		€ 32,100	16,600
Change in probability of success		5.00%
Amortized cost		€ 700
2023 Royalty Certificates | Discount rate
Disclosure of detailed information about borrowings [line items]
Percentage Of Reasonably Possible Increase (Decrease) In Risk Assumption		1.00%
Increase (decrease) in fair value of financial liability due to reasonably possible increase in designated risk component		€ (1,700)
Increase (decrease) in fair value of financial liability due to reasonably possible decrease in designated risk component		€ 1,800
2023 Royalty Certificates | Probability of success
Disclosure of detailed information about borrowings [line items]
Percentage Of Reasonably Possible Increase (Decrease) In Risk Assumption		5.00%
Increase (decrease) in fair value of financial liability due to reasonably possible decrease in designated risk component		€ 1,800
2024 Royalty Certificates
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 20,100
Borrowings	19,700	€ 38,600	21,200
Royalty certificates, effective interest rate		30.50%
Payments for debt issue costs	€ 500
Financial liabilities, at fair value		€ 122,900	€ 46,700
Change in probability of success		5.00%
Amortized cost		€ 2,100
2024 Royalty Certificates | Discount rate
Disclosure of detailed information about borrowings [line items]
Percentage Of Reasonably Possible Increase (Decrease) In Risk Assumption		1.00%
Increase (decrease) in fair value of financial liability due to reasonably possible increase in designated risk component		€ (9,300)
Increase (decrease) in fair value of financial liability due to reasonably possible decrease in designated risk component		€ 10,200
2024 Royalty Certificates | Probability of success
Disclosure of detailed information about borrowings [line items]
Percentage Of Reasonably Possible Increase (Decrease) In Risk Assumption		5.00%
Increase (decrease) in fair value of financial liability due to reasonably possible decrease in designated risk component		€ 6,600